Note 28 - Net Assets of Disposal Group Classified As Held for Sale (Details Textual) - USD ($) $ in Thousands			12 Months Ended
	Jan. 20, 2017	Dec. 15, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations		$ 328,000	$ 327,631
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	$ 89,700		$ 89,694
Decrease through classified as held for sale, goodwill				$ 45,800